Employee Stock Ownership Plan - Additional Information (Details) - ESOP [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Loan	$ 1,100
Shares purchased (in shares)	125,000	105,442
Term of loan repayment		10 years
Basis spread on variable rate		1.00%
Number of shares from refinanced loan (in shares)		138,982.5
Number of shares from new loan (in shares)		244,424.5
Fixed interest rate		3.25%
Award annual vesting		20.00%
Compensation expense		$ 369	$ 411
Dividends on unallocated shares		$ 30	$ 36
Unearned ESOP shares (in shares)		116,102
Fair value of unearned ESOP shares		$ 1,600